SIGNIFICANT ACCOUNTING POLICIES - Right of use assets and lease liabilities (Details)	12 Months Ended
Dec. 31, 2023
Argentina Pesos
SIGNIFICANT ACCOUNTING POLICIES
Discount rate	9.08%
Guaranies
SIGNIFICANT ACCOUNTING POLICIES
Discount rate	8.22%
Denominated in USD
SIGNIFICANT ACCOUNTING POLICIES
Discount rate	9.34%
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Average useful life of leased assets	1 year
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Average useful life of leased assets	6 years